Average Annual Total Returns - FidelityGovernmentBondFunds-RetailComboPRO - FidelityGovernmentBondFunds-RetailComboPRO - Fidelity Intermediate Government Income Fund	Oct. 30, 2024
Fidelity Intermediate Government Income Fund | Return Before Taxes
Average Annual Return:
Past 1 year	3.86%
Past 5 years	0.57%
Past 10 years	0.93%
Fidelity Intermediate Government Income Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	2.96%
Past 5 years	(0.13%)
Past 10 years	0.24%
Fidelity Intermediate Government Income Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	2.27%
Past 5 years	0.16%
Past 10 years	0.43%
LB008
Average Annual Return:
Past 1 year	4.30%
Past 5 years	1.03%
Past 10 years	1.24%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%